Summary of Significant Accounting Policies - Summary of Ownership Interest in Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Vinci Partners Investimentos Ltda [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Vinci Assessoria Financeira Ltda [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Vinci Equities Gestora de Recursos Ltda [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Vinci Gestora de Recursos Ltda [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Vinci Capital Gestora de Recursos Ltda [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Vinci Solues de Investimentos Ltda [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Vinci Real Estate Gestora de Recursos Ltda [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Vinci Capital Partners GP Limited [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Vinci Partners USA LLC [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Vinci GGN Gestora de Recursos Ltda [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Vinci Infraestrutura Gestora de Recursos Ltda [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Vinci Capital Partners GP III Limited [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
GGN GP LLC [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Amalfi Empreendimentos e Participaes Ltda. [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	0.00%	100.00%
Vinci APM Ltda [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Vinci Monalisa FIM Crédito Privado IE [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Vinci Asset Allocation Ltda [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	75.00%	75.00%
VICC Infra GP LLC [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Vinci Capital Partners IV GP LLC [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Vinci Holding Securitria Ltda [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	85.00%	85.00%
Vinci Vida e Previdência S.A. [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	85.00%	85.00%
SPS Capital Gestao De Recursos Limited A [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
VICC Infra GP (Lux), S.A.R.L. [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	0.00%